Shareholder's Equity (Details 3 - Textuals 1) - BRL (R$) R$ / shares in Units, R$ in Thousands				12 Months Ended
		Jul. 23, 2020	Jul. 23, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 22, 2021	Jul. 31, 2020
Share Capital
Proportion of ownership interest in subsidiary				100.00%	100.00%
Capital contribution					R$ 2,426
Number of shares issued and outstanding				83,393,851	83,011,585	83,393,851
Maximum percentage of shares authorized for issuance				300.00%
Bonus IPO	[1]			298,268
Share-based compensation reserve for vested [member]
Share Capital
Capital contribution
Class A common shares
Share Capital
Number of shares issued and outstanding				18,957,758	18,575,492		18,575,492
Number of shares approved for issuance						382,266
Par value per share						R$ 5
Bonus IPO	[1]			298,268
Class A common shares | Share-based compensation reserve for vested [member]
Share Capital
Increase (decrease) through exercise of Bonus IPO, net of withholding taxes				R$ 29,124
Bonus IPO, lockup period				1 year
Labor charges from Bonus IPO				R$ 21,456
Increase (decrease) through exercise of long-term compensation plan				58
Labor charges from long-term compensation plan exercised				70
Increase (decrease) through exercise of performance based restricted share units				1,861
Labor charges from performance based restricted share units exercised				R$ 1,538
Class B common shares
Share Capital
Number of shares issued and outstanding				64,436,093	64,436,093
Bonus IPO	[1]
Somos Sistemas [Member]
Share Capital
Proportion of ownership interest in subsidiary				100.00%	100.00%
Cogna Group
Share Capital
Capital contribution		R$ 2,426	R$ 2,426
Number of shares issued and outstanding				64,436,093
Percentage of voting power held for common shares					972.00%
Cogna Group | Class A common shares
Share Capital
Number of shares issued and outstanding
Cogna Group | Class B common shares
Share Capital
Number of shares issued and outstanding				64,436,093	64,436,093	64,436,093
Cogna Group | Somos Sistemas [Member]
Share Capital
Proportion of ownership interest in subsidiary				100.00%
Others
Share Capital
Number of shares issued and outstanding				17,957,758
Percentage of voting power held for common shares					28.00%
Others | Class A common shares
Share Capital
Number of shares issued and outstanding				17,957,758	18,575,492	18,957,758
Others | Class B common shares
Share Capital
Number of shares issued and outstanding

[1]	The Company issued 298,268 class A share units as part of Bonus IPO remuneration, which were granted to eligible executives and employees. These share units represented R$ 29,124 (net of withholding taxes) previously provisioned in Share Based Compensation Reserves (granted) and transferred to Share Based Compensation Reserves (vested) – exercised in the Consolidated Statement of Changes in Shareholders’ Equity. The Bonus IPO was conditioned to a 1-year lockup period expired in July 2021. The corresponding labor charges in 2021 amounted to R$ 21,456.